PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	September 30, 2013	December 31, 2012
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	227,344	220,060
Land	—	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,166,280
Vehicles and mining equipment	5 - 10 years	695,825	682,373
		8,674,223	8,650,325
Less: accumulated depreciation		(1,993,320)	(1,263,549)

		$6,680,903	$7,386,776

For the nine months ended September 30, 2013 and 2012, depreciation expense amounted to $729,771 and $756,482, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	December 31, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipment	1 - 5 years	220,060	26,606
Land	—	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,166,280	3,115,266
Vehicles and mining equipment	5 - 10 years	682,373	659,622
		8,650,325	8,346,111
Less: accumulated depreciation		(1,263,549)	(315,008)

		$7,386,776	$8,031,103

For the year ended December 31, 2012 and 2011, depreciation expense amounted to $992,648 and $325,928 respectively.

Between November 2011 and December 31, 2011, the Company sold mining and drilling equipment with a net book value of $407,369 to third parties for a sales price of $233,339, realizing a loss on sale of assets of $174,030. As of December 31, 2011, $99,908 of the sales proceeds were included in other receivables as reflected in the accompanying consolidated balance sheet and were collected in January 2012.

Depreciation expense related to the sold mining and drilling equipment amounted to $10,920 which is included in the $325,928 above. During fiscal 2012, the Company sold mining and drilling equipment with a net book value of $80,309 to third parties for a sales price of $74,074 realizing a loss on sale of assets of $6,235. Depreciation expense related to the sold mining and drilling equipment amounted to $10,318 which is included in the $992,648 above. Additionally, the Company retired certain fully depreciated fixed assets in the amount of $33,789 which was included in the depreciation expense during fiscal 2012.